Segment and Customer Reporting (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment and Customer Reporting
Sale of batteries and battery systems	$ 42,168	$ 15,190
Sale of services	216	142
Research grant	693	650
Grant income
Others	982	288
Total of Revenue with customers	$ 44,059	$ 16,270